SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Consolidated Assets Backed Financing Entities) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
		Apr. 30, 2017 USD ($)	Apr. 30, 2017 CNY (¥)	Apr. 30, 2016 CNY (¥) fund	Dec. 31, 2017 USD ($)		Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)		Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)		Jul. 31, 2016 CNY (¥)	Oct. 31, 2015 CNY (¥)
VIE arrangements
Investment in loans at fair value					$ 115,703		¥ 752,801	¥ 299,956		¥ 247,434
Assets
Restricted cash					277,530	[1]		1,218,286	[1]	483,965	¥ 1,805,693	[1]
Prepaid expenses and other assets					164,301			466,763			1,068,990
Loans at fair value					121,679			371,033			791,681
Held-to-maturity investments					1,528			98,917			9,944
Total assets					1,155,597			4,783,388			7,518,664
Liabilities
Accounts payable	[2]				5,201			13,691			33,841
Payable to investors at fair value					17,436			418,686			113,445
Accrued expenses and other liabilities					199,291			564,165			1,296,650
Total liabilities					699,108			2,643,469			¥ 4,548,611
Net revenue					851,998		5,543,350	3,237,991		1,313,639
Net loss					210,839		1,371,783	1,116,398		275,339
Net cash provided by operating activities					417,520		2,716,513	2,113,435		861,277
Net cash used in investing activities					(57,574)		(374,597)	(1,421,663)		(282,589)
Net cash provided by financing activities					$ (130,558)		¥ (849,450)	135,298		¥ 749,918
All subordinated securities
VIE arrangements
Securities purchased		$ 15,700	¥ 102,300
Ownership as percentage to total securities issued (as a percent)		34.00%	34.00%
Consolidated ABFE
VIE arrangements
Maximum aggregate principal amount														¥ 250,000
Threshold percentage of amount of payouts to cash					20.00%						20.00%
VIE lack of recourse against the assets of the Company					No		No
Assets
Restricted cash					$ 12,755			103,481			¥ 82,990
Prepaid expenses and other assets					543			1,056			3,535
Loans at fair value					121,679			371,033			791,681
Held-to-maturity investments					1,528			4,896			9,944
Total assets					136,505			480,466			888,150
Liabilities
Accounts payable					58			147			380
Payable to investors at fair value					17,436			418,686			113,445
Accrued expenses and other liabilities					1,096			2,895			7,131
Total liabilities					18,590			421,728			¥ 120,956
Net loss					6,167		¥ 40,124	19,735
Net cash provided by operating activities					1,954		12,713	6,591
Net cash used in investing activities					(74,938)		(487,572)	(169,680)
Net cash provided by financing activities					$ (45,220)		(294,213)	¥ 157,121
Consolidated ABFE | ABS | Senior A Tranche securities
VIE arrangements
Securities purchased				¥ 47,500
Ownership as percentage to total securities issued (as a percent)				19.00%
Consolidated ABFE | Puxin Hengye | ABS | All subordinated securities
VIE arrangements
Securities purchased				¥ 25,000
Ownership as percentage to total securities issued (as a percent)				10.00%
Consolidated ABFE | Two funds set up and managed by Zhe Hao | ABS | All subordinated securities
VIE arrangements
Securities purchased				¥ 67,500
Ownership as percentage to total securities issued (as a percent)				27.00%
Number of funds | fund				2
Trust No. 1
VIE arrangements
Security deposit required to be paid (as a percent)					6.00%						6.00%
Bohai Trust No. 1 | Heng Ye
VIE arrangements
Investment in loans at fair value					$ 30,100		196,000
Trust No. 2
VIE arrangements
Maximum aggregate principal amount													¥ 300,000
Trust No. 2 | Heng Cheng
VIE arrangements
Equity method investment													30,000
Trust No. 2 | Shenzhen CreditEase Commercial Factoring Co
VIE arrangements
Equity method investment													¥ 33,400
Trust No. 3 | Heng Ye
VIE arrangements
Investment in loans at fair value					$ 85,600		¥ 556,800

[1]	The Company consolidated Huijin No. 28 Single Capital Trust E1, Yiren Elite Loan Trust Beneficial Right Asset Backed Special Plan, Huijin No. 28 Single Capital Trust E2, CreditEase Wealth Consumer Credit Investment Fund, Bohai Trust • Zhong Yi Property Trust No.1, Huijin No. 28 Single Capital Trust E3 and Bohai Trust • Yirendai Single Capital Trust, which are named “Assets Backed Financing Entities” or the “ABFE”, see Note 2.
[2]	VIE companies refers to Heng Cheng Technology Development (Beijing) Co., Ltd. and Yiren Financial Information Services (Beijing) Co., Ltd., see Note 2.